Research and Product Development Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Research and Product Development Expenses [abstract]
Schedule of Research and Development Expenses

Year ended December 31,	2017	2016
Research and product development expenses	$8,812	$8,247
Government research and product development funding	(2,436)	(4,671)
Total	$6,376	$3,576